POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - AMOUNTS EXPECTED TO BE AMORTIZED FROM ACCUMULATED OTHER COMPREHENSIVE INCOME INTO NET PERIODIC BENEFIT COST (Details) - Subsequent Event
$ in Millions
Jun. 30, 2019 USD ($)
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Amortization of Gain (Loss), Next Fiscal Year	$ 224
Defined Benefit Plan, Expected Amortization of Prior Service Cost (Credit), Next Fiscal Year	26
Other Retiree Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Amortization of Gain (Loss), Next Fiscal Year	71
Defined Benefit Plan, Expected Amortization of Prior Service Cost (Credit), Next Fiscal Year	$ (49)